Inventories - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Inventories [Abstract]
Cost of goods sold to write-down certain inventories	$ 13	$ 6	$ 74	$ 23
Reversal of inventory write-down			$ 0